COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES

13.  COMMITMENTS AND CONTINGENCIES

We have certain noncancelable operating lease commitments with lease terms greater than one year for property and computer equipment. The minimum commitments under these agreements at December 31, 2011, were as follows:

(millions) Year	Commitments
2012	$53.0
2013	42.1
2014	26.0
2015	15.3
2016	7.8
Thereafter	13.8

Total	$158.0

Some of the leases have options to renew at the end of the lease periods. The expense we incurred for the leases disclosed above, as well as other operating leases that may be cancelable or have terms less than one year, was:

(millions) Year	Expense
2011	$80.8
2010	96.7
2009	109.0

We also have certain noncancelable purchase obligations. The minimum commitment under these agreements at December 31, 2011, was $174.3 million.

As of December 31, 2011, we had no open investment funding commitments; we had no uncollateralized lines or letters of credit as of December 31, 2011 or 2010.